Simplify MBS ETF
Schedule of Investments
September 30, 2025 (Unaudited)
1
Principal Value
U.S. Government Agency Mortgage Backed Securities – 99.4%
Federal National Mortgage Association, 5.00%, 10/15/2055 (TBA) ................... $ 310,000,000 $ 307,615,123
Federal National Mortgage Association, 5.50%, 10/15/2055 (TBA) ................... 1,147,500,000 1,157,553,133
Federal National Mortgage Association, 6.00%, 10/15/2055 (TBA) ................... 28,750,000 29,374,925
Total U.S. Government Agency Mortgage Backed Securities (Cost $1,488,407,475) .......... 1,494,543,181
Shares
U.S. Exchange-Traded Funds – 87.5%
Money Market Funds – 87.5%
Simplify Government Money Market ETF(a)(b)
(Cost $1,315,172,399) ..................................................... 13,141,000 1,315,151,280
Principal
U.S. Treasury Bills – 12.1%
U.S. Treasury Bill, 4.33%, 10/28/2025 (c),(d) ..................................... 102,000,000 101,690,940
U.S. Treasury Bill, 3.96%, 12/26/2025 (c) ........................................ 80,000,000 79,264,223
Total U.S. Treasury Bills (Cost $180,935,363) ........................................ 180,955,163
Shares
Money Market Fund – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(e)
(Cost $1,210,601) ........................................................ 1,210,601 1,210,601
Total Investments – 199.1%
(Cost $2,985,725,838) ........................................................... $ 2,991,860,225
Liabilities in Excess of Other Assets – (99.1)% ......................................... (1,488,802,152)
Net Assets – 100.0% ............................................................. $ 1,503,058,073
(a) Affiliated fund managed by Simplify Asset Management Inc.
(b) A copy of the security's annual report to shareholders may be obtained without charge at www.simplify.us.
(c) Represents a zero coupon bond. Rate shown reflects the effective yield.
(d) Security, or a portion there of, in the amount of $68,890,627 has been pledged as collateral for TBAs as of September 30, 2025.
(e) Rate shown reflects the 7-day yield as of September 30, 2025.
Portfolio Abbreviations:
TBA : To Be Announced

Simplify MBS ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
2
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Appreciation/
Depreciation
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital
Gain
Distributions
Simplify
Government
Money
Market ETF $ — $ 1,315,172,399 $ — $ — $ (21,119) $ 1,315,151,280 13,141,000 $ 9,612,844 $ —
$ — $ 1,315,172,399 $ — $ — $ (21,119) $ 1,315,151,280 13,141,000 $ 9,612,844 $ —
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Government Agency Mortgage Backed Securities ................................................ 99.4%
U.S. Exchange-Traded Funds .................................................................... 87.5%
U.S. Treasury Bills ............................................................................. 12.1%
Money Market Fund ........................................................................... 0.1%
Total Investments ............................................................................. 199.1%
Liabilities in Excess of Other Assets ............................................................... (99.1)%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.